OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS

NOTE 21 – OPERATING SEGMENTS:

Effective January 1, 2025, the Company has two operating segments or business units: the Sensera products business unit and the “Benefit CRM” Services business unit. In identifying these operating segments, management generally follows the Company service lines representing its main products and services.

The Company’s chief operating decision maker reviews the Company’s internal reports for performance evaluation and resource allocations. The Company’s management determined the operating segments based on these reports. The chief operating decision maker examines the performance of the operating segments based on the measurement of operating profit. No information was presented on the assets and liabilities of the segments because these items are not analyzed by the main operational decision maker in segmentation.

The Company’s chief operating decision maker is the chief executive officer.

Segment description

1.	The Sensera Products Business Unit – sales of Sensera device, a unique, patent pending device that, combined with proprietary software, regulates the flow of lubricants and oils into the soft tissues of the female sexual organs, and product and the capsules with the lubricants.

The company has completed the development of the Sensera device. In order to go to market in early 2026, the company was required to carry out prototype tests and began production and marketing of the Sensera device. Sales of the Sensera product and the capsules with the lubricants started in 2026 through an online store.

2.	The “Benefit CRM” Services Business Unit - service rendered for software development, cloud hosting, customer training and customer service support, and software sales from the licensing and sales of its customer relationship management (“CRM”) software.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 21 – OPERATING SEGMENTS: (continued)

Segment information

	For the year ended December 31, 2025
	Sensera Products	“Benefit CRM” Services	Total
Revenues	-	846,531	846,531
Cost of revenues	-	748,148	748,148
Segment (income) loss	(12,960,437)	38,143	(12,922,294)
Finance (income) expenses, net			(29,509,764)
Tax expenses			33,082
Net Income and comprehensive income			(12,787,577)

Entity wide disclosures

The Company generated all of its revenues in Israel during the year ended December 31, 2025.

Additional information about revenue

The Company derives significant revenues from one customer. During the year ended December 31, 2025, revenues from this customer were 80% of the total revenue. The trade receivables outstanding as at December 31, 2025, are due from this customer.

Non-current assets as of December 31, 2025:

	As of December 31, 2025
	Sensera Products	“Benefit CRM” Services	Total
Property, plant and equipment	-	2,805	2,805
Intangible asset	19,800,767	-	19,800,767